Receivables and Payables Related to Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Schedule of Equity Method Investments [Line Items]
Receivables due from affiliates	$ 32	$ 30
Payables due to affiliates	$ 29	$ 29